May 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Mutual Life Insurance Company Penn Mutual Variable Annuity Account III File Nos. 333-39804; 811-03457

Commissioners:

On behalf of Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR on April 25, 2024 (Accession No. 0001193125-24-112675).

Please do not hesitate to contact me at 215-957-7486 should you have any questions.

Sincerely,

/s/ Ann-Marie Mason
Ann-Marie Mason Chief Legal Officer

Philadelphia, PA 19172 ∎ 215-956-8000 ∎ www.pennmutual.com